INCOME STATEMENT DETAILS (Schedule of Employee Benefit Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance, before capitalization	₪ 543	₪ 543	₪ 503
Less: expenses capitalized (notes 10, 11)	(96)	(92)	(77)
Service costs: defined benefit plan (note 16(2))	12	11	15
Service costs: defined contribution plan (note 16(1))	23	20	17
Employee share based compensation expenses (note 21(b))	17	15	20
Employee benefits expense	₪ 499	₪ 497	₪ 478